OTHER INTANGIBLE ASSETS, NET (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Intangible Assets Gross	$ 16,080	$ 15,177
Intangible Assets Accumulated Amortization	5,770	3,459
Other intangible assets, net	10,310	11,718
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets Gross	9,929	9,335
Intangible Assets Accumulated Amortization	3,418	2,058
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets Gross	6,151	5,842
Intangible Assets Accumulated Amortization	$ 2,352	$ 1,401